Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value [Abstract]
Assets And Liabilities Measured At Fair Value On A Recurring Basis

December 31, 2013	Total	Level 1	Level 2	Level 3
Assets
Debt Securities AFS	$ 1,487.8	$ 675.9	$ 811.9	$ -
Equity Securities AFS	13.7	13.7	-	-
Trading assets at fair value - derivatives	37.4	-	37.4	-
Derivative counterparty assets at fair value	12.9	-	12.9	-
Total	$ 1,551.8	$ 689.6	$ 862.2	$ -
Liabilities
Trading liabilities at fair value - derivatives	$ (86.9)	-	(77.2)	(9.7)
Derivative counterparty liabilities at fair value	(24.1)	-	(24.1)	-
Total	$ (111.0)	$ -	$ (101.3)	$ (9.7)
December 31, 2012
Assets
Debt Securities AFS (1)	$ 767.6	$ 767.6	$ -	$ -
Equity Securities AFS	14.3	14.3	-	-
Trading assets at fair value - derivatives	8.4	-	8.4	-
Derivative counterparty assets at fair value	1.9	-	1.9	-
Total	$ 792.2	$ 781.9	$ 10.3	$ -
Liabilities
Trading liabilities at fair value - derivatives	$ (81.9)	-	(76.1)	(5.8)
Derivative counterparty liabilities at fair value	(38.5)	-	(38.5)	-
Total	$ (120.4)	$ -	$ (114.6)	$ (5.8)

Debt securities AFS fair value hierarchy at December 31, 2012 has been conformed to the current presentation.

Assets Measured At Fair Value On A Non-Recurring Basis

		Fair Value Measurements at Reporting Date Using:
	Total	Level 1	Level 2	Level 3	Total Gains and (Losses)
Assets
December 31, 2013
Assets Held for Sale	$ 731.1	-	-	731.1	$ (59.4)
Impaired loans	18.5	-	-	18.5	(1.6)
Total	$ 749.6	$ -	$ -	$ 749.6	$ (61.0)
December 31, 2012
Assets Held for Sale	$ 295.2	-	-	295.2	$ (106.7)
Impaired loans	61.0	-	-	61.0	(40.9)
Total	$ 356.2	$ -	$ -	$ 356.2	$ (147.6)

Changes In The Estimated Fair Value Of The Financial Assets And Liabilities Measured On A Recurring Basis

Changes in Fair Value of Level 3 Financial Assets and Liabilities Measured on a Recurring Basis (dollars in millions)
	Total	Derivatives
December 31, 2011	$ -	$ -
Gains or losses realized/unrealized
Included in Other Income (1)	(5.8)	(5.8)
December 31, 2012	$ (5.8)	$ (5.8)
Gains or losses realized/unrealized
Included in Other Income (1)	(3.9)	(3.9)
December 31, 2013	$ (9.7)	$ (9.7)
(1)	Valuation of the derivative related to the GSI facilities

Carrying And Estimated Fair Values Of Financial Instruments

Financial Instruments (dollars in millions)
	December 31, 2013		December 31, 2012
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Trading assets at fair value - derivatives	$ 37.4	$ 37.4	$ 8.4	$ 8.4
Derivative counterparty assets at fair value	12.9	12.9	1.9	1.9
Assets held for sale (excluding leases)	415.2	416.4	56.8	60.4
Loans (excluding leases)	12,619.4	12,681.6	12,237.4	12,183.3
Investment Securities	2,630.7	2,629.2	1,065.5	1,068.3
Other assets subject to fair value disclosure and unsecured counterparty receivables (1)	586.5	586.5	691.6	691.6
Liabilities
Deposits (2)	(12,565.0)	(12,751.9)	(9,721.8)	(9,931.8)
Trading liabilities at fair value - derivatives	(86.9)	(86.9)	(81.9)	(81.9)
Derivative counterparty liabilities at fair value	(24.1)	(24.1)	(38.5)	(38.5)
Long-term borrowings (2)	(18,693.1)	(19,340.8)	(18,528.8)	(19,556.2)
Other liabilities subject to fair value disclosure (3)	(1,919.1)	(1,919.1)	(1,936.9)	(1,936.9)

(1)Other assets subject to fair value disclosure primarily include accrued interest receivable and miscellaneous receivables. These assets have carrying values that approximate fair value generally due to the short-term nature and are classified as Level 3. The unsecured counterparty receivables primarily consist of amounts owed to CIT from GSI for debt discount, return of collateral posted to GSI and settlements resulting from market value changes to asset-backed securities underlying the GSI Facilities.

(2)Deposits and long-term borrowings include accrued interest, which is included in "Other liabilities" in the Balance Sheet.

(3)Other liabilities subject to fair value disclosure include accounts payable, accrued liabilities, customer security and maintenance deposits and miscellaneous liabilities. The fair value of these approximates carrying value and use Level 3 inputs.